Other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Other Receivables
Schedule of other receivables

	Note	12.31.21	12.31.20
Non-current:
Credit for Real estate asset	38	-	3,325
Financial credit		5	21
Related parties	35.d	2	5
Allowance for the impairment of other receivables		-	(3,208)
Total non-current		7	143

Current:
Credit for Real estate asset	38	31	55
Construction plan Framework agreement	2.e	294	-
Judicial deposits		85	116
Security deposits		64	58
Prepaid expenses		208	64
Advances to personnel		24	3
Financial credit		14	27
Advances to suppliers		9	110
Tax credits		1,364	492
Related parties	35.d	1	28
Debtors for complementary activities		63	103
Other		5	1
Allowance for the impairment of other receivables		(29)	(116)
Total current		2,133	941

Schedule of roll forward of the allowance for the impairment of other receivables

The roll forward of the allowance for the impairment of other receivables is as follows:

	12.31.21	12.31.20
Balance at beginning of year	3,324	4,501
Increase	3	140
Decrease	(1,771)	-
Result from exposure to inflation	(939)	(1,192)
Recovery	(588)	(125)
Balance at end of the year	29	3,324

Schedule of aging analysis

The aging analysis of these other receivables is as follows:

	12.31.21	12.31.20
Without expiry date	151	202
Past due	341	98
Up to 3 months	610	125
From 3 to 6 months	355	478
From 6 to 9 months	338	17
From 9 to 12 months	338	21
More than 12 months	7	143
Total other receivables	2,140	1,084